Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
INCOME TAXES
18.	INCOME TAXES

Global-Tech and its subsidiaries are subject to income taxes on an entity basis on the taxable income arising in or derived from the respective tax jurisdictions in which they are domiciled or deemed to operate. Global-Tech and its investment holding subsidiaries incorporated in the British Virgin Islands (“BVI”) are not subject to tax in the BVI in accordance with the BVI tax regulations. The Company conducts substantially all of its businesses and operations through its subsidiaries located in Hong Kong and Mainland China.

The Company’s operating subsidiaries are subject to various statutory tax rates, according to the respective jurisdictions in which they operate. The Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on their assessable income arising in Hong Kong during the fiscal years ended March 31, 2012, 2011 and 2010. The Company’s former subsidiary in Macau was exempted from Macau Complementary Tax.

The Company’s subsidiaries registered in the PRC, including DWS and DGLAD, are subject to PRC corporate income tax on income as reported in their PRC statutory accounts, adjusted in accordance with relevant PRC income tax laws and regulations. DWS and DGLAD are located in a coastal open economic zone in Mainland China and, accordingly, were entitled to a preferential tax rate of 27% (24% reduced tax rate and 3% local income tax rate) for the calendar years ended prior to December 31, 2008. During the 5 th Session of the 10 th National People’s Congress of the PRC, which was concluded on March 16, 2007, a unified enterprise income tax law, or EIT was approved and became effective on January 1, 2008. The New EIT Law introduced a wide range of changes which include the unification of the income tax rate for domestic-invested and foreign-invested enterprises at 25%. DGLAD is entitled to a tax concession period (“Tax Holiday”), whereby it was exempted from corporate income tax for its first two profit-making years and is entitled to a 50% tax reduction for the succeeding three years. DGLAD has qualified as a High and New Technology Enterprise (“HNTE”). Accordingly, after the expiry of its Tax Holiday in December 2011, DGLAD became subject to a preferential tax rate of 15% commencing from January 2012. The EIT of DWS for fiscal year 2012 and 2011 remained 25%.

Income tax expense consists of:

	2012	2011	2010
	US$	US$	US$
Continuing Operations
Income tax expense (benefit):
Current	1,229,229	110,215	482,688
Deferred	(604)	93,907	(93,553)

Income tax expense from continuing operations	1,228,625	204,122	389,135

	2012	2011	2010
	US$	US$	US$
Discontinued Operations
Income tax expense:
Current	25,263	—	—

Income tax expense from discontinued operations	25,263	—	—

Total income tax expense	1,253,888	204,122	389,135

The reconciliation of income tax expense (benefit) computed at the Hong Kong statutory income tax rate to the total income (loss) from continuing operations and discontinued operations before income taxes at the effective income tax rate is as follows:

	2012	2011	2010
	US$	US$	US$
Income tax expenses (benefit) at the Hong Kong statutory income tax rate	440,752	(657,339)	636,152
Foreign rate differential	200,857	(69,068)	138,201
Non-taxable other income	(294,827)	(79,153)	(521,405)
Non-tax deductible expenses	1,124,153	554,562	22,140
Under provision of tax in prior periods	206,387	149,531	149,679
Unrecognized (utilized) tax benefits	569,997	(1,110,579)	(97,381)
Changes in valuation allowance	(993,431)	1,416,168	61,749

Total income tax expense at the Company’s effective income tax rate	1,253,888	204,122	389,135

Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Effective income tax rate	46.9%	(5.0)%	10.1%

Deferred tax assets and liabilities as of March 31, 2012 and 2011 comprise the following:

	March 31, 2012	March 31, 2011
	US$	US$
Deferred tax assets:
Impairment of property, plant and equipment	2,097,590	1,894,051
Provision for inventories	126,016	314,139
Provision for warranty	191,653	78,307
Operating losses carried forward	4,611,339	3,771,019

Gross deferred tax assets	7,026,598	6,057,516
Less: Valuation allowance for deferred tax assets	(7,026,598)	(6,057,516)

Net deferred tax assets	—	—

Deferred tax liabilities:
Other temporary differences	—	—
Tax over book depreciation of property, plant and equipment	(27,017)	(27,549)

Total deferred tax liabilities	(27,017)	(27,549)

	Fiscal years ended
	March 31, 2012	March 31, 2011	March 31, 2010
	US$	US$	US$
Valuation allowance:
Balance at beginning of fiscal year	6,057,516	4,553,687	4,503,573
Additions	847,763	1,416,168	61,749
Exchange realignment	121,319	87,661	(11,635)

Balance at end of fiscal year	7,026,598	6,057,516	4,553,687

For financial reporting purposes, the Company has established valuation allowances by tax jurisdiction for deferred tax assets, which management believes are more likely than not to be realized in the foreseeable future. As of March 31, 2012 and 2011, the Company had tax losses carried forward of US$20,843,486 and US$23,656,479, respectively, which included tax losses of US$2,196,670 and US$4,562,595 respectively that are available indefinitely for offsetting against future taxable income of the companies in which these losses arose. Tax losses of US$18,646,816 and US$19,093,884 as at March 31, 2012 and 2011, respectively, may be carried back for 2 years or carried forward for 20 years from the year the tax losses arose.

A reconciliation of the movements of unrecognized tax benefits under FASB ASC 740 during the fiscal years ended March 31, 2012 and 2011, exclusive of related interest and penalties, is as follows:

	Fiscal years ended
	March 31, 2012	March 31, 2011
	US$	US$
Balance at beginning of fiscal year	7,437,277	7,301,091
Additions based on tax positions related to the current year	1,946,753	990,115
Reduction for tax positions related to prior year	(415,227)	(970,878)
Exchange realignment	148,640	116,949

Balance at end of fiscal year	9,117,443	7,437,277

As of March 31, 2012 and 2011, the Company’s unrecognized tax benefits under FIN 48 of US$5,701,782 and US$4,983,146, respectively, are presented in the consolidated balance sheets within income tax payable. The remaining balance of US$3,415,661 and US$2,454,131 as of March 31, 2012 and 2011, respectively, are set off against the corresponding tax losses carried forward.

If the unrecognized tax benefits under FIN 48 as of March 31, 2012 were realized in a future period, it would result in a tax benefit of US$5,701,782 (US$4,983,146 as of March 31, 2011) and a reduction of the Company’s effective tax rate.

For all the years presented and in accordance with FIN 48, the Company classified interest and potential penalties relating to any underpayment of income taxes and uncertain tax positions, if and when required, as interest expense and other expenses, respectively. For the fiscal years ended March 31, 2012 and 2011, the Company accrued and reversed interest and potential penalties of US$121,032 and US$227,702, respectively, relating to certain uncertain tax positions in its consolidated statement of operations. As of March 31, 2012 and 2011, the Company had accrued interest and potential penalties relating to uncertain tax positions amounting to US$1,667,602 and US$1,537,510, respectively.

One of the Company’s wholly-owned subsidiaries is currently under examination by the Hong Kong tax authority. The tax period open for examination by the tax authority includes the fiscal years ended March 31, 2003 through 2011. While it is difficult to predict the timing and settlement of the final outcome of the examination, the Company does not anticipate a significant change in its unrecognized tax benefits within the next 12 months; however, actual developments could differ from those currently expected.

The PRC tax authorities could determine that any inter-company payable account in accordance with PRC GAAP could be deemed income if such inter-company payables can not to be settled and therefore would be subject to taxation. In accordance with FIN 48, we evaluated our position and determined that such inter-company payables will be settled, particularly since prior year tax assessments have been confirmed by the PRC tax authorities and such inter-company payables were not deemed as income.

Except as noted above, based on existing tax regulations in the Company’s various operating jurisdictions, tax years 2010-2012 remain open to possible tax examination by relevant tax authorities.

The Company has not provided for possible income taxes on the undistributed earnings of foreign subsidiaries that are considered to be reinvested indefinitely.